Fair Value Measurements - Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Assets:
Available for sale securities	$ 34,519		$ 37,243			$ 5
SBA servicing rights	3,521	$ 3,512	3,411	$ 3,515	$ 3,288	3,132	$ 2,600
Level 1
Financial Assets:
Cash and cash equivalents	52,986		57,949			152,232
Time deposits in other banks	245		245			245
Level 2
Financial Assets:
Available for sale securities	34,519		37,243			5
FHLB and other bank stock	4,830		4,812			4,743
Loans held for sale	8,360		4,188			4,383
Accrued interest receivable	3,195		3,466			2,485
Bank-owned life insurance	482		479			477
Financial Liabilities:
Deposits	843,940		840,645			817,865
Accrued interest payable	431		407			264
Short-term borrowings	15,000		15,000			5,000
Long-term borrowings	64,512		67,310			65,051
Level 3
Financial Assets:
Loans, net	901,798		870,749			753,082
SBA servicing rights	3,521		3,411			3,132
Carrying Value
Financial Assets:
Cash and cash equivalents	52,986		57,949			152,232
Time deposits in other banks	245		245			245
Available for sale securities	34,519		37,243			5
FHLB and other bank stock	4,830		4,812			4,743
Loans, net	911,506		863,467			768,504
Loans held for sale	7,715		3,814			4,003
Accrued interest receivable	3,195		3,466			2,485
Bank-owned life insurance	482		479			477
SBA servicing rights	3,521		3,411			3,132
Financial Liabilities:
Deposits	844,683		835,368			814,438
Accrued interest payable	431		407			264
Short-term borrowings	15,000		15,000			5,000
Long-term borrowings	66,191		76,411			66,016
Fair Value
Financial Assets:
Cash and cash equivalents	52,986		57,949			152,232
Time deposits in other banks	245		245			245
Available for sale securities	34,519		37,243			5
FHLB and other bank stock	4,830		4,812			4,743
Loans, net	901,798		870,749			753,082
Loans held for sale	8,360		4,188			4,383
Accrued interest receivable	3,195		3,466			2,485
Bank-owned life insurance	482		479			477
SBA servicing rights	3,521		3,411			3,132
Financial Liabilities:
Deposits	843,940		840,645			817,865
Accrued interest payable	431		407			264
Short-term borrowings	15,000		15,000			5,000
Long-term borrowings	$ 64,512		$ 67,310			$ 65,051